Consolidated Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2019	¥ 11,773,446	¥ 2,339,443	¥ 726,012	¥ 5,715,101	¥ (16,302)	¥ 72,425	¥ 1,730,607		¥ 113,334	¥ 10,680,620	¥ 494,123	¥ 598,703
Comprehensive income:
Net profit	267,466			249,415						249,415	12,076	5,975
Other comprehensive income	(37,355)					7,977	30,979		(75,639)	(36,683)	(672)
Total comprehensive income (loss)	230,111			249,415		7,977	30,979		(75,639)	212,732	11,404	5,975
Issuance of shares under share-based payment transactions	1,044	522	522							1,044
Issuance of other equity instruments	84,951											84,951
Acquisition and disposal of subsidiaries and businesses-net	5,886										5,886
Transaction with non-controlling interest shareholders	275		480							480	(205)
Dividends to shareholders	(143,742)			(132,582)						(132,582)	(11,160)
Coupons on other equity instruments	(5,975)											(5,975)
Redemption of preferred securities	(173,000)										(173,000)
Purchase of treasury stock	(100,040)				(100,040)					(100,040)
Sale of treasury stock	478				478					478
Loss on sale of treasury stock	(148)			(148)						(148)
Cancellation of treasury stock				(101,674)	101,674
Share-based payment transactions	(168)		(168)							(168)
Transfer from other reserves to retained earnings				47,760		(6,347)	(41,413)
Others	979		(47)	1						(46)		1,025
At end of period at Sep. 30, 2019	11,674,097	2,339,965	726,799	5,777,873	(14,190)	74,055	1,720,173		37,695	10,662,370	327,048	684,679
At beginning of period at Mar. 31, 2020	10,934,878	2,339,965	728,551	5,609,854	(13,984)	(2,553)	1,500,013		28,260	10,190,106	60,296	684,476
Comprehensive income:
Net profit	325,377			316,382						316,382	2,566	6,429
Other comprehensive income	369,981					116,571	312,616	¥ (542)	(58,868)	369,777	204
Total comprehensive income (loss)	695,358			316,382		116,571	312,616	(542)	(58,868)	686,159	2,770	6,429
Issuance of shares under share-based payment transactions	2,618	1,309	1,309							2,618
Issuance of other equity instruments	99,943											99,943
Acquisition and disposal of subsidiaries and businesses-net	590										590
Transaction with non-controlling interest shareholders	(124)		(213)							(213)	89
Dividends to shareholders	(137,338)			(136,953)						(136,953)	(385)
Coupons on other equity instruments	(6,429)											(6,429)
Purchase of treasury stock	(21)				(21)					(21)
Sale of treasury stock	312				312					312
Loss on sale of treasury stock	(50)			(50)						(50)
Share-based payment transactions	(1,475)		(1,475)							(1,475)
Transfer from other reserves to retained earnings				26,062		(5,316)	(20,746)
Others	319		(1)							(1)	117	203
At end of period at Sep. 30, 2020	¥ 11,588,581	¥ 2,341,274	¥ 728,171	¥ 5,815,295	¥ (13,693)	¥ 108,702	¥ 1,791,883	¥ (542)	¥ (30,608)	¥ 10,740,482	¥ 63,477	¥ 784,622